Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	April 2011
Payment Date	5/16/2011
Transaction Month	4
     Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017

Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,991,917.52

Principal:
Principal Collections	$21,679,497.02
Prepayments in Full	$15,144,295.98
Liquidation Proceeds	$383,081.35
Recoveries	$0.00

Sub Total	$37,206,874.35

Collections	$41,198,791.87

Purchase Amounts:
Purchase Amounts Related to Principal	$176,762.07
Purchase Amounts Related to Interest	$1,264.00

Sub Total	$178,026.07

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$41,376,817.94

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	April 2011
Payment Date	5/16/2011
Transaction Month	4
III. DISTRIBUTIONS

				Carryover Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,376,817.94
Servicing Fee	$899,632.62	$899,632.62	$0.00	$0.00	$40,477,185.32
Interest — Class A-1 Notes	$26,680.36	$26,680.36	$0.00	$0.00	$40,450,504.96
Interest — Class A-2 Notes	$143,013.33	$143,013.33	$0.00	$0.00	$40,307,491.63
Interest — Class A-3 Notes	$271,034.17	$271,034.17	$0.00	$0.00	$40,036,457.46
Interest — Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$39,772,471.21
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,772,471.21
Interest — Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$39,706,148.54
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,706,148.54
Interest — Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$39,657,482.04
Third Priority Principal Payment	$15,727,087.64	$15,727,087.64	$0.00	$0.00	$23,930,394.40
Interest — Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$23,870,768.65
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,870,768.65
Regular Principal Payment	$91,482,751.80	$23,870,768.65	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$41,376,817.94

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$15,727,087.64
Regular Principal Payment					$23,870,768.65

Total					$39,597,856.29
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Balance
Class A-1 Notes	$39,597,856.29	$155.29	$26,680.36	$0.10	$39,624,536.65	$155.39
Class A-2 Notes	$0.00	$0.00	$143,013.33	$0.52	$143,013.33	$0.52
Class A-3 Notes	$0.00	$0.00	$271,034.17	$0.81	$271,034.17	$0.81
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68

Total	$39,597,856.29	$34.82	$879,329.03	$0.77	$40,477,185.32	$35.60

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	April 2011
Payment Date	5/16/2011
Transaction Month	4
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$107,209,839.44	0.4204307	$67,611,983.15	0.2651450
Class A-2 Notes	$276,800,000.00	1.0000000	$276,800,000.00	1.0000000
Class A-3 Notes	$335,300,000.00	1.0000000	$335,300,000.00	1.0000000
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000

Total	$989,319,839.44	0.8700300	$949,721,983.15	0.8352068

Pool Information
Weighted Average APR		4.633%		4.614%
Weighted Average Remaining Term		54.06		53.25
Number of Receivables Outstanding		50,478		48,932
Pool Balance		$1,079,559,144.41		$1,042,102,802.06
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$985,484,062.66		$951,302,751.80
Pool Factor		0.8855580		0.8548327
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$15,631,542.03
Yield Supplement Overcollateralization Amount	$90,800,050.26
Targeted Overcollateralization Amount	$94,240,869.88
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$92,380,818.91
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	April 2011
Payment Date	5/16/2011
Transaction Month	4
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	149	$108,705.06
(Recoveries)	0	$0.00

Net Losses for Current Collection Period		$108,705.06
Cumulative Net Losses Last Collection Period		$106,939.73

Cumulative Net Losses for all Collection Periods		$215,644.79

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.12%

Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.61%	283	$6,336,723.42
61-90 Days Delinquent	0.04%	18	$445,648.21
91-120 Days Delinquent	0.01%	3	$72,630.93
Over 120 Days Delinquent	0.00%	0	$0.00

Total Delinquent Receivables	0.66%	304	$6,855,002.56

Repossession Inventory:

Repossessed in the Current Collection Period		20	$439,672.39
Total Repossessed Inventory		27	$653,865.57

Ratio of Net Losses to the Average Pool Balance for the Collection Period:

Second Preceding Collection Period			0.0243%
Preceding Collection Period			0.0900%
Current Collection Period			0.1230%
Three Month Average			0.0791%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:

Second Preceding Collection Period			0.0248%
Preceding Collection Period			0.0416%
Current Collection Period			0.0429%
Three Month Average			0.0365%